SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—91.5%
Communication Services—19.4%
Altice Financing S.A. 144A 6.625%, 2/15/23(1)	$1,970	$2,022
Altice Luxembourg S.A.
144A 7.750%, 5/15/22(1)	200	204
144A 10.500%, 5/15/27(1)	3,490	3,933
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,820	1,920
CCO Holdings LLC
5.750%, 1/15/24	1,494	1,528
144A 5.875%, 5/1/27(1)	2,370	2,506
CenturyLink, Inc.
6.750%, 12/1/23	1,855	2,031
7.500%, 4/1/24	1,365	1,527
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	1,934	1,703
Cogent Communications Group, Inc.
144A 5.625%, 4/15/21(1)	745	752
144A 5.375%, 3/1/22(1)	520	541
CSC Holdings LLC
5.250%, 6/1/24	1,277	1,373
144A 7.750%, 7/15/25(1)	755	812
144A 6.625%, 10/15/25(1)	680	728
144A 5.500%, 4/15/27(1)	1,570	1,660
144A 6.500%, 2/1/29(1)	1,790	1,990
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	1,385	1,437
144A 6.625%, 8/15/27(1)	1,388	1,438
DISH DBS Corp.
5.125%, 5/1/20	920	930
6.750%, 6/1/21	1,155	1,215
7.750%, 7/1/26	2,064	2,103
Embarq Corp.
7.995%, 6/1/36	315	311
Frontier Communications Corp.
144A 8.500%, 4/1/26(1)	1,865	1,865
144A 8.000%, 4/1/27(1)	765	807
Intelsat Jackson Holdings S.A. 144A 9.750%, 7/15/25(1)	2,935	3,066
Level 3 Financing, Inc. 5.375%, 5/1/25	1,000	1,036
Level 3 Parent LLC 5.750%, 12/1/22	850	853
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	1,230	1,274
Netflix, Inc. 5.875%, 2/15/25	2,235	2,454
Sprint Communications, Inc.
11.500%, 11/15/21	1,690	1,963
9.250%, 4/15/22	285	330
Sprint Corp.
7.875%, 9/15/23	1,390	1,527
7.625%, 2/15/25	1,405	1,545
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,466
T-Mobile USA, Inc.
6.000%, 4/15/24	3,060	3,175
6.500%, 1/15/26	925	995
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	849	811
Viacom, Inc. 6.250%, 2/28/57	1,025	1,105

	Par Value	Value
Communication Services—continued
Ziggo B.V. 144A 5.500%, 1/15/27(1)	$3,175	$3,310

		60,246

Consumer Discretionary—10.2%
Adient Global Holdings Ltd. 144A 4.875%, 8/15/26(1)	1,670	1,357
Adient US LLC 144A 7.000%, 5/15/26(1)	320	334
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	785	760
Asbury Automotive Group, Inc. 6.000%, 12/15/24	340	352
Boyd Gaming Corp. 6.000%, 8/15/26	1,510	1,593
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	172
Century Communities, Inc.
5.875%, 7/15/25	1,598	1,647
144A 6.750%, 6/1/27(1)	2,450	2,631
Dana, Inc. 6.000%, 9/15/23	740	759
Delphi Technologies plc 144A 5.000%, 10/1/25(1)	2,685	2,376
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,045	1,100
6.000%, 9/15/26	660	723
General Motors Co. 6.600%, 4/1/36	1,075	1,232
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	945	1,016
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	855	908
IAA, Inc. 144A 5.500%, 6/15/27(1)	870	918
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,135	1,175
Lennar Corp. 5.875%, 11/15/24	1,255	1,390
MGM Resorts International
7.750%, 3/15/22	1,140	1,275
6.000%, 3/15/23	1,495	1,647
Motors Liquidation Co. Escrow
8.375%, 7/15/33(2)	36,800	—
7.200%, 1/15/49(2)	17,182	—
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	1,565	1,617
Penske Automotive Group, Inc. 5.375%, 12/1/24	915	941
Sears Holdings Corp. 8.000%, 12/15/19(3)	2,975	30
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,702
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	418	454
TRI Pointe Group, Inc. 5.875%, 6/15/24	3,050	3,248
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(1)	140	141

		31,498

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Consumer Staples—2.2%
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	$2,390	$2,474
144A 5.875%, 9/30/27(1)	785	843
Post Holdings, Inc. 144A 8.000%, 7/15/25(1)	825	883
Rite Aid Corp. 144A 6.125%, 4/1/23(1)	1,175	932
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,741	1,793

		6,925

Energy—9.5%
Antero Midstream Partners LP 144A 5.750%, 3/1/27(1)	805	670
Antero Resources Corp.
5.375%, 11/1/21	640	619
5.625%, 6/1/23	860	744
Apergy Corp. 6.375%, 5/1/26	1,060	1,052
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	540	451
California Resources Corp. 144A 8.000%, 12/15/22(1)	3,279	1,623
Centennial Resource Production LLC 144A 6.875%, 4/1/27(1)	2,300	2,294
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25	385	302
5.700%, 10/15/39	1,200	582
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	820	853
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	1,545	1,445
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	182	179
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,985	1,846
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	930	838
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,950	453
MEG Energy Corp.
144A 6.375%, 1/30/23(1)	840	811
144A 7.000%, 3/31/24(1)	415	400
144A 6.500%, 1/15/25(1)	1,490	1,520
Montage Resources Corp. 8.875%, 7/15/23	1,400	1,071
Oceaneering International, Inc. 6.000%, 2/1/28	1,640	1,570
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,635	1,716
Pride International LLC 7.875%, 8/15/40	945	463
Rowan Cos., Inc. 5.850%, 1/15/44	300	128
SandRidge Energy, Inc. 8.125%, 10/15/22(2)	1,935	—
Shelf Drilling Holdings Ltd. 144A 8.250%, 2/15/25(1)	1,610	1,368
Southwestern Energy Co. 7.750%, 10/1/27	1,040	907

	Par Value	Value
Energy—continued
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	$1,057	$1,073
Transocean Sentry Ltd. 144A 5.375%, 5/15/23(1)	390	390
USA Compression Partners LP 6.875%, 4/1/26	940	975
Valaris plc 5.750%, 10/1/44	1,830	778
Whiting Petroleum Corp. 6.625%, 1/15/26	845	570
WPX Energy, Inc.
8.250%, 8/1/23	735	827
5.250%, 9/15/24	815	835

		29,353

Financials—18.8%
Ally Financial, Inc.
7.500%, 9/15/20	2,180	2,279
4.250%, 4/15/21	3,430	3,503
5.125%, 9/30/24	1,490	1,624
Altice Finco S.A. 144A 8.125%, 1/15/24(1)	530	547
Ascent Resources Utica Holdings LLC 144A 10.000%, 4/1/22(1)	369	369
C&W Senior Financing DAC 144A 6.875%, 9/15/27(1)	855	886
Charter Communications Operating LLC 4.908%, 7/23/25	3,015	3,313
Credit Acceptance Corp.
7.375%, 3/15/23	690	716
144A 6.625%, 3/15/26(1)	3,220	3,445
Dell International LLC
144A 7.125%, 6/15/24(1)	1,470	1,552
144A 8.350%, 7/15/46(1)	1,070	1,411
Ford Motor Credit Co. LLC 5.875%, 8/2/21	725	759
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	2,865	2,664
Ladder Capital Finance Holdings LLLP
144A 5.250%, 3/15/22(1)	825	859
144A 5.250%, 10/1/25(1)	595	608
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	1,027	1,036
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,548
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,095	2,184
144A 9.125%, 7/15/26(1)	3,145	3,349
Nationstar Mortgage LLC 6.500%, 7/1/21	1,671	1,675
Navient Corp. 8.000%, 3/25/20	2,545	2,596
New Red Finance, Inc. 144A 4.625%, 1/15/22(1)	620	620
Petrobras Global Finance BV 144A 5.093%, 1/15/30(1)	915	954
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	2,121	2,063
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,485	3,594
144A 5.250%, 1/15/28(1)	1,245	1,285

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Radian Group, Inc.
4.500%, 10/1/24	$ 1,575	$1,626
4.875%, 3/15/27	1,505	1,524
Refinitiv US Holdings, Inc. 144A
6.250%, 5/15/26(1)	605	649
Springleaf Finance Corp.
7.750%, 10/1/21	745	810
6.625%, 1/15/28	1,440	1,548
Starwood Property Trust, Inc.
5.000%, 12/15/21	2,513	2,614
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	1,870	1,604
Transocean Pontus Ltd. 144A
6.125%, 8/1/25(1)	1,063	1,079
VFH Parent LLC 144A
6.750%, 6/15/22(1)	1,210	1,251

		58,144

Health Care—8.7%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	639	647
144A 5.875%, 5/15/23(1)	947	959
144A 5.750%, 8/15/27(1)	2,225	2,405
Centene Corp.
5.625%, 2/15/21	1,495	1,516
144A 5.375%, 6/1/26(1)	950	995
DaVita, Inc. 5.000%, 5/1/25	3,500	3,487
HCA Healthcare, Inc. 6.250%, 2/15/21	2,875	3,011
HCA, Inc.
5.250%, 4/15/25	2,955	3,287
7.500%, 11/15/95	455	506
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	1,060	1,110
144A 5.000%, 5/15/27(1)	470	492
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	3,235	2,944
Teleflex, Inc. 5.250%, 6/15/24	708	729
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	345	297
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 3/1/28	2,130	1,747
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,185	1,234
144A 5.375%, 8/15/26(1)	1,605	1,713

		27,079

Industrials—9.4%
AECOM 5.875%, 10/15/24	725	788
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	546
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,705	1,742
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	3,320	3,447
Beacon Roofing Supply, Inc.
6.375%, 10/1/23	625	645
144A 4.875%, 11/1/25(1)	735	721

	Par Value	Value
Industrials—continued
Cimpress NV 144A 7.000%, 6/15/26(1)	$ 2,957	$3,053
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	3,030	3,431
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,680	1,739
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	835	818
Murphy Oil USA, Inc. 4.750%, 9/15/29	585	598
Tms International Holding Corp. 144A 7.250%, 8/15/25(1)	908	779
TransDigm UK Holdings plc 6.875%, 5/15/26	1,640	1,763
TransDigm, Inc. 7.500%, 3/15/27	2,125	2,311
Triumph Group, Inc. 144A 6.250%, 9/15/24(1)	915	952
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,390	2,516
Vizient, Inc. 144A 6.250%, 5/15/27(1)	291	312
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	688
WESCO Distribution, Inc. 5.375%, 6/15/24	720	743
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,570	1,700

		29,292

Information Technology—4.3%
Broadcom Corp. 3.625%, 1/15/24	1,590	1,627
Broadcom, Inc.
144A 4.250%, 4/15/26(1)	3,220	3,327
144A 4.750%, 4/15/29(1)	1,040	1,099
Dell International LLC
144A 6.020%, 6/15/26(1)	1,540	1,737
144A 5.300%, 10/1/29(1)	1,880	2,045
144A 8.100%, 7/15/36(1)	785	1,002
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	955	1,004
Nuance Communications, Inc. 6.000%, 7/1/24	1,450	1,515

		13,356

Materials—4.3%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	2,270	2,344
Berry Global, Inc. 6.000%, 10/15/22	610	618
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	923
Blue Cube Spinco LLC 9.750%, 10/15/23	1,318	1,437
First Quantum Minerals Ltd. 144A 7.000%, 2/15/21(1)	421	424
Freeport-McMoRan, Inc. 3.550%, 3/1/22	1,277	1,280
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,875	1,920

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Materials—continued
Summit Materials LLC
144A 5.125%, 6/1/25(1)	$ 1,070	$1,097
144A 6.500%, 3/15/27(1)	1,595	1,703
USG Corp. 144A 5.500%, 3/1/25(1)	825	835
Valvoline, Inc. 5.500%, 7/15/24	802	834

		13,415

Real Estate—2.9%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,722	1,799
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,037	3,174
Realogy Group LLC 144A 5.250%, 12/1/21(1)	775	771
SBA Communications Corp. 4.000%, 10/1/22	3,201	3,265

		9,009

Utilities—1.8%
Edison International 5.750%, 6/15/27	895	1,006
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	800	168
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	2,730	2,812
Talen Energy Supply LLC 6.500%, 6/1/25	800	608
144A 10.500%, 1/15/26(1)	355	306
144A 7.250%, 5/15/27(1)	605	615

		5,515

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $282,467)		283,832

LEVERAGED LOANS(4)—4.8%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.044%, 4/28/23	1,014	1,012

Chemicals—0.5%
Axalta Coating Systems US Holdings, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/1/24	1,687	1,687

Energy—0.3%
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.540%, 3/6/23	878	835

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(3)(5)	435	175

	Par Value	Value
Food / Tobacco—0.5%
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 2/16/24	$ 1,628	$1,633

Gaming / Leisure—0.8%
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.313%, 4/17/24	817	815
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(5)	1,685	1,694

		2,509

Healthcare—0.5%
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 3.794%, 3/18/23	1,667	1,671

Information Technology—0.5%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	1,500	1,507

Media / Telecom - Cable/Wireless Video—0.9%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	1,682	1,692
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (1 month LIBOR + 3.500%) 5.528%, 1/7/22	1,005	1,001

		2,693

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	1,312	1,302

TOTAL LEVERAGED LOANS
(Identified Cost $15,217)		15,024

	Shares
CONVERTIBLE PREFERRED STOCK—0.0%
Financials—0.0%
Ditech Holding Corp.(2)(6)	807	—	(7)

TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $928)		—	(7)

PREFERRED STOCK—0.4%
Financials—0.4%
GMAC Capital Trust I Series 2, 7.943%	42,810	1,122

TOTAL PREFERRED STOCK
(Identified Cost $1,070)		1,122

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCK—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(6)	159,460	$ 40

TOTAL COMMON STOCK
(Identified Cost $5,605)		40

WARRANTS—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,760	—(7)
SandRidge Energy, Inc.(6)	1,583	—(7)

		—(7)

TOTAL WARRANTS
(Identified Cost $0)		—(7)

TOTAL LONG-TERM INVESTMENTS—96.7%
(Identified Cost $305,287)		300,018

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(8)	2,043,275	2,043

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,043)		2,043

TOTAL INVESTMENTS—97.4%
(Identified Cost $307,330)		$302,061
Other assets and liabilities, net—2.6%		8,130

NET ASSETS—100.0%		$310,191

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $163,517 or 52.7% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	83%
Canada	5
Luxembourg	4
Netherlands	4
Cayman Islands	1
Jersey	1
Ireland	1
Other	1
Total Investments	100%
† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$283,832	$—	$283,653	$179
Leveraged Loans	15,024	—	15,024	—
Equity Securities:
Preferred Stock	1,122	1,122	—	—
Warrants	—(1)	—(1)	—	—
Convertible Preferred Stock	—(1)	—	—	—	(1)
Common Stock	40	—	—	40
Money Market Mutual Fund	2,043	2,043	—	—

Total Investments	$302,061	$3,165	$298,677	$219

(1)	Amount is less than $500.

Securities held by the Fund with an end of period value of $—(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

(1)	Amount is less than $500.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

SEIX HIGH INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1	–	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3	–	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.